Financial instruments - Allowance of Impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Impairment loss allowance	$ 250	$ 250
Trade receivables
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	250	0
Impairment loss allowance	250	250
Allowance account for credit losses of financial assets at end of period	$ 500	$ 250